EUBEL BRADY & SUTTMAN INCOME AND APPRECIATION FUND
SCHEDULE OF INVESTMENTS
April 30, 2024 (Unaudited)

Corporate Bonds - 40.4%	Coupon	Maturity	Par Value	Value
Communications - 2.8%
Discovery Communications, LLC	3.950%	06/15/25	$ 5,000,000	$ 4,885,816

Consumer Discretionary - 1.7%
Marriott International, Inc., Series KK	4.900%	04/15/29	3,000,000	2,919,439

Consumer Staples - 3.6%
Kroger Company (The)	2.650%	10/15/26	2,000,000	1,874,280
Walgreens Boots Alliance, Inc.	3.200%	04/15/30	5,000,000	4,282,690
				6,156,970
Energy - 3.4%
CNX Resources Corporation, 144A	6.000%	01/15/29	5,000,000	4,849,414
Exxon Mobil Corporation	3.043%	03/01/26	1,000,000	963,621
				5,813,035
Financials - 13.0%
Bank of America Corporation (TSFR3M + 396.661, effective 09/05/24) (a)(b)	6.250%	12/31/49	2,000,000	1,992,932
Bank OZK (TSFR3M + 209, effective 10/01/26) (a)	2.750%	10/01/31	4,130,000	3,392,943
Charles Schwab Corporation (The)	0.900%	03/11/26	3,000,000	2,759,371
CNG Holdings, Inc., 144A	14.500%	06/30/26	2,492,000	2,099,684
First Maryland Capital I (TSFR3M + 126.16) (a)	6.576%	01/15/27	2,000,000	1,888,769
Markel Group, Inc. (H15T5Y + 566.2, effective 06/01/25) (a)(b)	6.000%	12/31/49	5,000,000	4,961,337
NCP SNIP (c)(d)	13.500%	12/31/25	1,800,000	1,742,917
Southern Bancshares (N.C.), Inc., 144A (TSFR3M + 241, effective 06/30/26) (a)	3.125%	06/30/31	2,200,000	1,804,905
Truist Financial Corporation (TSFR3M + 93.161) (a)	6.239%	05/15/27	2,000,000	1,908,878
				22,551,736
Health Care - 7.5%
Danaher Corporation	2.200%	11/15/24	1,492,000	1,465,084
Laboratory Corporation of America Holdings	3.600%	02/01/25	4,500,000	4,422,106
McKesson Corporation	0.900%	12/03/25	3,900,000	3,624,475
Thermo Fisher Scientific, Inc.	1.215%	10/18/24	3,600,000	3,529,210
				13,040,875
Industrials - 0.5%
Republic Services, Inc.	2.500%	08/15/24	849,000	840,937

EUBEL BRADY & SUTTMAN INCOME AND APPRECIATION FUND
SCHEDULE OF INVESTMENTS (Continued)

Corporate Bonds - 40.4% (Continued)	Coupon	Maturity	Par Value	Value
Materials - 1.9%
DowDuPont, Inc.	4.493%	11/15/25	$ 1,345,000	$ 1,322,075
Steel Dynamics, Inc.	2.800%	12/15/24	2,000,000	1,963,264
				3,285,339
Technology - 6.0%
Micron Technology, Inc.	6.750%	11/01/29	5,000,000	5,254,869
Xerox Holdings Corporation, 144A	5.500%	08/15/28	6,000,000	5,205,932
				10,460,801

Total Corporate Bonds (Cost $72,805,188)				$ 69,954,948

Convertible Bonds - 48.3%	Coupon	Maturity	Par Value	Value
Communications - 9.6%
Airbnb, Inc.	0.000%	03/15/26	$ 6,000,000	$ 5,514,000
Spotify USA, Inc.	0.000%	03/15/26	6,000,000	5,565,000
TripAdvisor, Inc.	0.250%	04/01/26	6,000,000	5,533,800
				16,612,800
Consumer Discretionary - 16.3%
Chegg, Inc.	0.125%	03/15/25	3,000,000	2,800,500
Chegg, Inc.	0.000%	09/01/26	3,000,000	2,415,000
Etsy, Inc.	0.125%	09/01/27	3,000,000	2,474,100
Etsy, Inc.	0.250%	06/15/28	4,000,000	3,144,000
Ford Motor Company	0.000%	03/15/26	5,000,000	4,997,500
Guess, Inc.	3.750%	04/15/28	5,000,000	6,565,888
Patrick Industries, Inc.	1.750%	12/01/28	5,000,000	5,868,500
				28,265,488
Financials - 4.8%
Prospect Capital Corporation	6.375%	03/01/25	3,272,000	3,272,016
Redwood Trust, Inc.	5.625%	07/15/24	5,000,000	4,979,988
				8,252,004
Industrials - 2.8%
Winnebago Industries, Inc., 144A	3.250%	01/15/30	5,000,000	4,907,500

Technology - 14.8%
Bentley Systems, Inc.	0.125%	01/15/26	5,000,000	5,055,000
Envestnet, Inc.	0.750%	08/15/25	5,500,000	5,313,000
Guidewire Software, Inc.	1.250%	03/15/25	5,000,000	5,550,000
John Bean Technologies Corporation	0.250%	05/15/26	5,000,000	4,509,500
Xerox Holdings Corporation, 144A	3.750%	03/15/30	6,000,000	5,145,207
				25,572,707

Total Convertible Bonds (Cost $81,519,029)				$ 83,610,499

EUBEL BRADY & SUTTMAN INCOME AND APPRECIATION FUND
SCHEDULE OF INVESTMENTS (Continued)

Bank Debt - 1.3%	Coupon	Maturity	Par Value	Value
	Financials - 1.3%
NCP SPV Texas, L.P. Revolving Loan (Prime + 225) (a)(c)(d) (Cost $2,156,044)	10.750%	09/22/24	$ 2,156,044	$ 2,195,481

	Common Stocks - 2.0%	Shares		Value
	Financials - 1.1%
	Capital One Financial Corporation		9,904	$ 1,420,531
	Lincoln National Corporation		15,673	427,402
				1,847,933
	Materials - 0.9%
	Natural Resource Partners, L.P.		17,278	1,555,020

	Total Common Stocks (Cost $2,469,914)			$ 3,402,953

	Money Market Funds - 7.4%	Shares		Value
	Invesco Short-Term Investments Trust - Treasury Portfolio - Institutional Class, 5.23% (e) (Cost $12,845,505)	12,845,505		$ 12,845,505

	Total Investments at Value - 99.4% (Cost $171,795,680)			$ 172,009,386

	Other Assets in Excess of Liabilities - 0.6%			1,041,544

	Net Assets - 100.0%			$ 173,050,930

144A -	Security was purchased in a transaction exempt from registration in compliance with Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. The total value of such securities is $24,012,642 as of April 30, 2024, representing 13.9% of net assets.
H15T5Y -	U.S. Treasury yield curve rate for U.S. Treasury note with a constant maturity of 5 years.
TFSR -	CME Term Secured Overnight Financing Rate (SOFR).

(a)	Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of April 30, 2024. For securities based on a published reference rate and spread, the reference rate and spread (in basis points) are indicated parenthetically.
(b)	Security has a perpetual maturity.
(c)	Illiquid security. The total fair value of these securities as of April 30, 2024 was $3,938,398, representing 2.3% of net assets.
(d)	Security has been valued using significant unobservable inputs in good faith by the Adviser in conformity with guidelines adopted by and subject to review by the Board of Trustees. The total value of such securities is $3,938,398 as of April 30, 2024, representing 2.3% of net assets.
(e)	The rate shown is the 7-day effective yield as of April 30, 2024.

EUBEL BRADY & SUTTMAN INCOME FUND
SCHEDULE OF INVESTMENTS
April 30, 2024 (Unaudited)

Corporate Bonds - 91.7%	Coupon	Maturity	Par Value	Value
Communications - 3.9%
Discovery Communications, LLC	3.950%	06/15/25	$ 6,851,000	$ 6,694,546
Discovery Communications, LLC	4.900%	03/11/26	4,000,000	3,933,481
VeriSign, Inc.	4.750%	07/15/27	6,000,000	5,820,866
				16,448,893
Consumer Discretionary - 9.5%
General Motors Financial Company, Inc.	4.350%	01/17/27	2,100,000	2,030,762
LKQ Corporation	5.750%	06/15/28	11,000,000	10,987,486
Magna International, Inc.	5.050%	03/14/29	5,000,000	4,894,313
Marriott International, Inc., Series KK	4.900%	04/15/29	11,000,000	10,704,612
Mohawk Industries, Inc.	5.850%	09/18/28	11,000,000	11,111,638
				39,728,811
Consumer Staples - 5.6%
J.M. Smucker Company (The)	3.375%	12/15/27	8,500,000	7,947,630
Kroger Company (The)	2.650%	10/15/26	11,098,000	10,400,380
Walgreens Boots Alliance, Inc.	3.800%	11/18/24	4,900,000	4,830,283
				23,178,293
Energy - 0.9%
AEP Texas Central Company, Series G, 144A	3.850%	10/01/25	3,750,000	3,636,811

Financials - 26.3%
American Express Company	2.250%	03/04/25	11,500,000	11,188,363
Bank of America Corporation (TSFR3M + 396.661, effective 09/05/24) (a)(b)	6.250%	03/05/65	9,450,000	9,416,604
Bank OZK (TSFR3M + 209, effective 10/01/26) (a)	2.750%	10/01/31	12,250,000	10,063,812
Charles Schwab Corporation (The)	0.900%	03/11/26	12,000,000	11,037,485
CNG Holdings, Inc., 144A	14.500%	06/30/26	3,969,000	3,344,160
First Maryland Capital I (TSFR3M + 126.16) (a)	6.576%	01/15/27	5,000,000	4,721,922
Loews Corporation	3.750%	04/01/26	12,000,000	11,631,526
Markel Group, Inc. (H15T5Y + 566.2, effective 06/01/25) (a)(b)	6.000%	12/31/99	12,000,000	11,907,209
Morgan Stanley, Series I (SOFR + 166.9, effective 07/17/25) (a)	4.679%	07/17/26	8,000,000	7,895,000
MSCI, Inc., 144A	4.000%	11/15/29	9,000,000	8,133,637
NCP SNIP (c)(d)	13.500%	12/31/25	5,725,000	5,543,443
Southern Bancshares (N.C.), Inc., 144A (TSFR3M + 241, effective 06/30/26) (a)	3.125%	06/30/31	5,800,000	4,758,387

EUBEL BRADY & SUTTMAN INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)

Corporate Bonds - 91.7% (Continued)	Coupon	Maturity	Par Value	Value
Financials - 26.3% (Continued)
Truist Financial Corporation (TSFR3M + 93.16) (a)	6.239%	05/15/27	$ 5,788,000	$ 5,524,293
Wells Fargo & Company, Series Q	4.150%	01/24/29	5,000,000	4,729,015
				109,894,856
Health Care - 15.7%
Danaher Corporation	2.200%	11/15/24	858,000	842,522
Edwards Lifesciences Corporation	4.300%	06/15/28	11,400,000	10,937,386
Humana, Inc.	3.950%	03/15/27	4,500,000	4,313,364
Laboratory Corporation of America Holdings	3.600%	02/01/25	13,500,000	13,266,320
McKesson Corporation	0.900%	12/03/25	12,065,000	11,212,638
Stryker Corporation	3.375%	11/01/25	2,530,000	2,448,755
Stryker Corporation	3.650%	03/07/28	6,000,000	5,653,004
Thermo Fisher Scientific, Inc.	1.215%	10/18/24	5,815,000	5,700,654
Zimmer Biomet Holdings, Inc.	1.450%	11/22/24	11,500,000	11,228,915
				65,603,558
Industrials - 15.9%
HEICO Corporation	5.250%	08/01/28	10,900,000	10,779,560
Jacobs Solutions, Inc.	6.350%	08/18/28	9,000,000	9,154,809
Penske Truck Leasing Company, L.P., 144A	5.700%	02/01/28	11,000,000	10,972,342
Penske Truck Leasing Company, L.P., 144A	3.350%	11/01/29	3,000,000	2,654,225
Raytheon Technology Corporation	3.950%	08/16/25	9,775,000	9,580,464
Roper Technologies, Inc.	3.800%	12/15/26	4,933,000	4,737,871
Textron, Inc.	3.900%	09/17/29	7,000,000	6,443,239
Timken Company (The)	4.500%	12/15/28	12,433,000	11,905,316
				66,227,826
Materials - 6.3%
Ball Corporation	6.000%	06/15/29	7,000,000	6,965,203
Kennametal, Inc.	4.625%	06/15/28	3,600,000	3,460,323
Sherwin-Williams Company (The)	3.450%	06/01/27	5,000,000	4,719,172
Steel Dynamics, Inc.	2.800%	12/15/24	11,271,000	11,063,973
				26,208,671
Technology - 7.6%
Fidelity National Information Services, Inc.	4.700%	07/15/27	5,000,000	4,875,775
Hewlett Packard Enterprise Company	4.900%	10/15/25	11,231,000	11,094,369
Keysight Technologies, Inc.	4.600%	04/06/27	3,614,000	3,527,961
Micron Technology, Inc.	6.750%	11/01/29	5,000,000	5,254,869
Western Digital Corporation	4.750%	02/15/26	7,000,000	6,804,130
				31,557,104

Total Corporate Bonds (Cost $393,115,593)				$ 382,484,823

EUBEL BRADY & SUTTMAN INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)

Bank Debt - 1.3	Coupon	Maturity	Par Value	Value
Financials - 1.3%
NCP SPV Texas, L.P. Revolving Loan (Prime + 225) (a)(c)(d) (Cost $5,390,111)	10.750%	09/22/24	$ 5,390,111	$ 5,488,701

Common Stocks - 0.4%			Shares	Value
Materials - 0.4%
Natural Resource Partners, L.P. (Cost $1,731,971)			19,490	$ 1,754,100

Money Market Funds - 5.6%			Shares	Value
Invesco Short-Term Investments Trust - Treasury Portfolio - Institutional Class, 5.23% (e) (Cost $23,335,556)			23,335,556	$ 23,335,556

Total Investments at Value - 99.0% (Cost $423,573,231)				$ 413,063,180

Other Assets in Excess of Liabilities - 1.0%				3,929,706

Net Assets - 100.0%				$ 416,992,886

144A -	Security was purchased in a transaction exempt from registration in compliance with Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. The total value of such securities is $33,499,562 as of April 30, 2024, representing 8.0% of net assets.
H15T5Y -	U.S. Treasury yield curve rate for U.S. Treasury note with a constant maturity of 5 years.
SOFR -	Secured Overnight Financing Rate.
TFSR -	CME Term Secured Overnight Financing Rate (SOFR).

(a)	Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of April 30, 2024. For securities based on a published reference rate and spread, the reference rate and spread (in basis points) are indicated parenthetically.
(b)	Security has a perpetual maturity.
(c)	Illiquid security. The total fair value of these securities as of April 30, 2024 was $11,032,144, representing 2.6% of net assets.
(d)	Security has been valued using significant unobservable inputs in good faith by the Adviser in conformity with guidelines adopted by and subject to review by the Board of Trustees. The total value of such securities is $11,032,144 as of April 30, 2024, representing 2.6% of net assets.
(e)	The rate shown is the 7-day effective yield as of April 30, 2024.